Note 5 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 20-3977125 001 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered Investment Companies	$54,454,049	$-	$-	$54,454,049
Unitized Employer Stock Accounts	3,849,279	-	-	3,849,279
Total Assets in the Fair Value Hierarchy	$58,303,328	$-	$-	$58,303,328

Investments in Common & Collective Trusts Measured Using NAV Per Share Practical Expedient*				23,754,893
Total Investments at Fair Value				$82,058,221
	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered Investment Companies	$42,895,180	$-	$-	$42,895,180
Unitized Employer Stock Accounts	4,227,999	-	-	4,227,999
Total Assets in the Fair Value Hierarchy	$47,123,179	$-	$-	$47,123,179

Investments in Common & Collective Trusts Measured Using NAV Per Share Practical Expedient*				18,273,059
Total Investments at Fair Value				$65,396,238
		December 31, 2025
		Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common & Collective Trusts:
Balanced Funds	(a)	$23,754,893	N/A	Daily	None
Total Accounts at NAV		$23,754,893
		December 31, 2024
		Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common & Collective Trusts:
Balanced Funds	(a)	$18,273,059	N/A	Daily	None
Total Accounts at NAV		$18,273,059